Polaris Global Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2021
1
Shares Security Description Value
Common Stock - 99.4%
Austria - 0.8%
78,400 ANDRITZ AG $ 4,293,716
Belgium - 1.1%
42,670 Solvay SA, Class A 5,320,794
Canada - 4.9%
796,700 Lundin Mining Corp. 5,730,252
77,641 Magna International, Inc. 5,842,997
149,837 Methanex Corp. 6,905,089
91,151 Toronto-Dominion Bank 6,034,274
24,512,612
Chile - 1.2%
325,200 Antofagasta PLC 5,967,937
China - 0.8%
1,990,000 Weichai Power Co., Ltd. 4,136,114
Colombia - 0.8%
491,900 Bancolombia SA 4,257,846
France - 4.2%
36,300 Cie Generale des Etablissements
Michelin SCA 5,583,988
54,107 IPSOS 2,466,255
121,876 Publicis Groupe SA 8,224,859
45,053 Vinci SA 4,704,670
20,979,772
Germany - 6.0%
71,500 BASF SE 5,453,830
261,742 Deutsche Telekom AG 5,274,273
95,800 Fresenius SE & Co. KGaA 4,609,136
31,300 Hannover Rueck SE 5,487,399
66,600 HeidelbergCement AG 4,997,524
16,600 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 4,555,257
30,377,419
Ireland - 2.8%
2,455,441 Greencore Group PLC
(a)
4,671,548
72,300 Jazz Pharmaceuticals PLC
(a)
9,414,183
14,085,731
Italy - 0.6%
2,399,507 TREVI - Finanziaria Industriale
SpA
(a)
3,074,092
Japan - 8.9%
101,000 Asahi Group Holdings, Ltd. 4,919,547
305,200 Brother Industries, Ltd. 6,765,159
419,000 Daicel Corp. 3,286,644
50,200 Daito Trust Construction Co., Ltd. 5,881,738
Shares Security Description Value
Japan - 8.9% (continued)
169,000 Honda Motor Co., Ltd. $ 5,246,372
159,900 KDDI Corp. 5,302,942
700,200 Marubeni Corp. 5,871,123
54,500 Sony Group Corp. 6,099,083
40,500 Sumitomo Mitsui Trust Holdings, Inc. 1,403,554
44,776,162
Norway - 3.6%
262,696 DNB Bank ASA 6,008,644
329,537 SpareBank 1 SR-Bank ASA 4,580,175
167,854 Sparebanken Vest 1,824,135
116,600 Yara International ASA 5,792,820
18,205,774
Puerto Rico - 1.6%
105,900 Popular, Inc. 8,225,253
Russia - 1.1%
3,148,600 Alrosa PJSC 5,753,807
Singapore - 0.8%
213,250 United Overseas Bank, Ltd. 4,059,886
South Korea - 7.3%
21,200 Hyundai Mobis Co., Ltd. 4,530,067
107,000 Kia Corp. 7,338,176
12,600 KT&G Corp. 864,122
39,100 LG Electronics, Inc. 4,210,515
429,315 LG Uplus Corp. 5,438,957
89,242 Samsung Electronics Co., Ltd. 5,585,162
97,000 Shinhan Financial Group Co., Ltd. 3,309,797
63,400 SK Hynix, Inc. 5,515,372
36,792,168
Sweden - 2.8%
125,200 Duni AB, Class A
(a)
1,447,300
103,203 Loomis AB 2,800,995
195,400 SKF AB, Class B 4,633,675
460,533 Svenska Handelsbanken AB, Class A 5,172,211
14,054,181
Switzerland - 1.9%
31,544 Chubb, Ltd. 5,472,253
47,900 Novartis AG 3,948,878
9,421,131
Taiwan - 0.8%
640,000 Catcher Technology Co., Ltd. 3,847,741
Thailand - 0.7%
947,800 Siam Commercial Bank PCL 3,417,514
United Kingdom - 12.3%
393,000 Amcor PLC 4,554,870
708,411 Babcock International Group PLC
(a)
3,548,880
159,134 Bellway PLC 7,030,739

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2021
2
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-
term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes
Shares Security Description Value
United Kingdom - 12.3% (continued)
149,426 Bunzl PLC $ 4,942,814
6,163,925 Cineworld Group PLC
(a)
6,534,589
107,600 Coca-Cola Europacific Partners PLC 5,949,204
532,803 Inchcape PLC 5,822,160
18,713 Linde PLC 5,490,020
256,070 Mondi PLC 6,312,301
60,228 Next PLC 6,664,138
2,445,468 Taylor Wimpey PLC 5,133,648
61,983,363
United States - 34.4%
45,651 AbbVie, Inc. 4,924,373
82,400 ALLETE, Inc. 4,904,448
14,900 Anthem, Inc. 5,554,720
52,500 Arrow Electronics, Inc.
(a)
5,895,225
87,200 Avnet, Inc. 3,223,784
87,600 Berry Global Group, Inc.
(a)
5,333,088
103,900 Brookline Bancorp, Inc. 1,585,514
14,800 Cambridge Bancorp 1,302,400
54,900 Capital One Financial Corp. 8,892,153
52,651 Carter's, Inc. 5,119,783
399,200 Cinemark Holdings, Inc.
(a)
7,668,632
169,774 Colony Bankcorp, Inc. 3,179,867
79,976 Crocs, Inc.
(a)
11,474,957
71,200 CVS Health Corp. 6,042,032
64,735 Dime Community Bancshares, Inc. 2,114,245
206,000 Discovery, Inc., Class C
(a)
4,999,620
30,767 General Dynamics Corp. 6,031,255
52,700 Ingredion, Inc. 4,690,827
53,600 Intel Corp. 2,855,808
119,163 International Bancshares Corp. 4,961,947
40,200 JPMorgan Chase & Co. 6,580,338
20,000 Laboratory Corp. of America
Holdings
(a)
5,628,800
28,000 M&T Bank Corp. 4,181,520
126,182 Marathon Petroleum Corp. 7,799,309
19,400 Microsoft Corp. 5,469,248
61,776 NextEra Energy, Inc. 4,850,652
50,700 Premier Financial Corp. 1,614,288
55,800 Science Applications International
Corp. 4,774,248
71,200 Tyson Foods, Inc., Class A 5,620,528
41,700 United Therapeutics Corp.
(a)
7,696,986
13,768 UnitedHealth Group, Inc. 5,379,708
140,138 Webster Financial Corp. 7,631,916
221,300 Williams Cos., Inc. 5,740,522
173,722,741
Total Common Stock (Cost $386,854,168) 501,265,754
Shares
Security
Description
Exercise
Price Exp. Date Value
Warrants - 0.0%
10,863 TREVI -
Finanziaria
Industriale
SpA
(a)
(Cost
$1,001,312) $ 0.01 05/05/25 $ 50,326
Shares Security Description Value
Money Market Fund - 0.4%
1,979,305 Northern Institutional
Treasury Portfolio
Premier Shares, 0.01%
(b)
(Cost $1,979,305) 1,979,305
Investments, at value - 99.8% (Cost $389,834,785) $ 503,295,385
Other Assets & Liabilities, Net - 0.2% 1,109,404
Net Assets - 100.0% $ 504,404,789
PCL Public Company Limited
PJSC Public Joint Stock Company
PLC Public Limited Company
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions.
Rate was the quoted yield as of September 30, 2021.

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2021
3
in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT
THE FUND’S SECURITY VALUATION POLICIES AND ABOUT
CERTAIN SECURITY TYPES INVESTED BY THE FUND.
Level 1 Level 2 Level 3 Total
Investments at Value
Common Stock
Austria $ 4,293,716 $ – $ – $ 4,293,716
Belgium 5,320,794 – – 5,320,794
Canada 24,512,612 – – 24,512,612
Chile 5,967,937 – – 5,967,937
China 4,136,114 – – 4,136,114
Colombia 4,257,846 – – 4,257,846
France 20,979,772 – – 20,979,772
Germany 30,377,419 – – 30,377,419
Ireland 14,085,731 – – 14,085,731
Italy 3,074,092 – – 3,074,092
Japan 44,776,162 – – 44,776,162
Norway 18,205,774 – – 18,205,774
Puerto Rico 8,225,253 – – 8,225,253
Russia 5,753,807 – – 5,753,807
Singapore 4,059,886 – – 4,059,886
South Korea 36,792,168 – – 36,792,168
Sweden 14,054,181 – – 14,054,181
Switzerland 9,421,131 – – 9,421,131
Taiwan 3,847,741 – – 3,847,741
Thailand – 3,417,514 – 3,417,514
United Kingdom 61,983,363 – – 61,983,363
United States 173,722,741 – – 173,722,741
Warrants 50,326 – – 50,326
Money Market Fund – 1,979,305 – 1,979,305
Investments at Value $ 497,898,566 $ 5,396,819 $ – $ 503,295,385